DERIVATIVES AND HEDGING ACTIVITIES (Schedule of Increase in Unrealized Gains (Losses)) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Total unrealized gain	$ 131	$ 435
Option contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total unrealized gain	131	150
Forward contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total unrealized gain		$ 285